Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Treasury shares	Deferred share compensation	Accumulated deficits	Accumulated other comprehensive income	Total AirNet Technology Inc. shareholders’ equity	Noncontrolling interests	Total
Balance at Dec. 31, 2022		$ 359		$ 332,746	$ (1,148)		$ (318,239)	$ 32,044	$ 45,762	$ (32,409)	$ 13,353
Balance (in Shares) at Dec. 31, 2022	[1]	8,923,687
Share repurchase for cancellation of equipment purchase		$ (178)		(34,001)					(34,179)		(34,179)
Share repurchase for cancellation of equipment purchase (in Shares)	[1]	(4,448,851)
Share-based compensation				5					5		5
Foreign currency translation adjustment								835	835	(907)	(72)
Net (loss) income							(574)		(574)	380	(194)
Balance at Dec. 31, 2023		$ 181		298,750	(1,148)		(318,813)	32,879	11,849	(32,936)	$ (21,087)
Balance (in Shares) at Dec. 31, 2023		4,474,836	[1]								4,474,836	[2]
Share-based compensation		$ 48		1,284		(1,332)
Share-based compensation (in Shares)	[1]	1,200,000
Amortization of share-based compensation						518			518		$ 518
Sales of ordinary shares		$ 135		5,565					5,700		5,700
Sales of ordinary shares (in Shares)	[1]	3,372,788
Issuance of ordinary shares to repay debts		$ 262		7,290					7,552		7,552
Issuance of ordinary shares to repay debts (in Shares)	[1]	6,567,431
Repurchase of ordinary shares for subsidiary disposal		$ (52)			(1,517)				(1,569)		(1,569)
Repurchase of ordinary shares for subsidiary disposal (in Shares)	[1]	(1,307,229)
Issuance of treasury shares to employees		$ 1		(1,149)	1,148
Issuance of treasury shares to employees (in Shares)	[1]	24,818
Additional ordinary shares of round-up adjustment due to equipment purchase cancellation
Additional ordinary shares of round-up adjustment due to equipment purchase cancellation (in Shares)	[1]	4
Foreign currency translation adjustment								528	528		528
Net (loss) income							(13,651)		(13,651)	3	(13,648)
Balance at Dec. 31, 2024		$ 575		$ 311,740	$ (1,517)	$ (814)	$ (332,464)	$ 33,407	$ 10,927	$ (32,933)	$ (22,006)
Balance (in Shares) at Dec. 31, 2024		14,332,648	[1]								14,332,648	[2]

[1]	The shares and per share information are presented on a retroactive basis to reflect the consolidation of ordinary shares (Note 11).
[2]	The shares and per share information are presented on a retroactive basis to reflect the consolidation of ordinary shares and change of authorized share capital (Note 11).